Notes to the cash flow statements	12 Months Ended
Sep. 30, 2021
Notes to the cash flow statements
Notes to the cash flow statements

Note 36. Notes to the cash flow statements

Accounting policy

Cash and balances with central banks include cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.

Reconciliation of net cash provided by/(used in) operating activities to net profit for the year is set out below.

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Net profit for the year	5,463	2,292	6,790	4,613	2,658
Adjustments:
Depreciation, amortisation and impairment	3,054	2,473	1,079	2,775	2,142
Impairment charges	(348)	3,371	966	(222)	2,864
Net decrease/(increase) in current and deferred tax	350	(1,112)	(541)	(195)	(937)
(Increase)/decrease in accrued interest receivable	183	239	132	173	208
(Decrease)/increase in accrued interest payable	(423)	(1,260)	(341)	(340)	(1,143)
(Decrease)/increase in provisions	(1,716)	1,925	1,143	(1,722)	2,003
Other non-cash items	(253)	(693)	(832)	1,067	(1,114)
Cash flows from operating activities before changes in operating assets and liabilities	6,310	7,235	8,396	6,149	6,681
Net (increase)/decrease in:
Collateral paid	305	348	(847)	339	329
Trading securities and other financial assets measured at FVIS	19,316	(8,756)	(7,629)	18,625	(8,266)
Derivative financial instruments	(2,420)	1,851	7,605	(1,874)	2,103
Loans	(15,098)	18,272	(4,188)	(11,228)	21,273
Other financial assets	(274)	273	336	258	283
Life insurance assets and life insurance liabilities	(593)	(277)	(134)	-	-
Other assets	6	70	(13)	(23)	50
Net increase/(decrease) in:
Collateral received	93	(1,096)	1,007	312	(1,072)
Deposits and other borrowings	33,737	28,910	1,113	28,696	20,859
Other financial liabilities	9,036	11,817	1,463	6,500	11,866
Other liabilities	(8)	4	(5)	(4)	(7)
Net cash provided by/(used in) operating activities	50,410	58,651	7,104	47,750	54,099

Note 36. Notes to the cash flow statements (continued)

Details of the assets and liabilities over which control ceased

Details of the entities over which control ceased are provided in Note 37.

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Assets:
Cash and balances with central banks	50	-	3	-	-
Trading securities and other financial assets measured at FVIS	409	-	3	-	-
Loans	369	-	-	-	-
Other financial assets	688	-	3	-	-
Property and equipment	29	-	-	-	-
Deferred tax assets	4	-	-	-	-
Intangible assets	243	-	-	-	-
Other assets	226	-	-	-	-
Total assets	2,018	-	9	-	-
Liabilities:
Other financial liabilities	110	-	-	-	-
Provisions	9	-	-	-	-
Other liabilities	720	-	-	-	-
Total liabilities	839	-	-	-	-
Total equity attributable to owners of WBC	1,179	-	9	-	-
Cash proceeds received (net of transaction costs)	1,322	-	2	-	-
Expected receivable (completion settlement)	8	-	-	-	-
Deferred consideration	37	-	-	-	-
Total consideration	1,367	-	2	-	-
Reserves reclassified to the income statement	-	-	10	-	-
Gain/(loss) on disposal	188	-	3	-	-
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	1,322	-	2	-	-
Less: Cash deconsolidated	(50)	-	(3)	-	-
Cash consideration (paid)/received (net of transaction costs and cash held)	1,272	-	(1)	-	-

Non-cash financing activities

Shares issued under the dividend reinvestment plan	401	273	1,489	401	273
Increase in lease liabilities	199	177	-	114	173

On 4 December 2020, $866 million of Westpac Capital Notes (WCN) 3 were transferred to the WCN 3 nominated party for $100 each pursuant to the WCN 7 reinvestment offer. Those WCN 3 were subsequently redeemed and cancelled by Westpac. On 22 March 2021, the remaining $458 million of WCN 3 were redeemed and cancelled by Westpac for $100 each.

On 15 September 2021, $1,152 million of WCN4 were transferred to the WCN4 nominated party for $100 each pursuant to the WCN8 reinvestment offer. Those WCN4 were subsequently redeemed and cancelled by Westpac. On 15 October 2021, Westpac issued a redemption notice notifying WCN4 holders that all outstanding WCN4 will be redeemed on the optional redemption date, being 20 December 2021.

Cash and balances with central banks

The following table provides the breakdown of cash and cash balances with central banks.

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Cash and cash at bank	16,504	15,865	16,156	15,335
Exchange settlement accounts	54,587	13,978	46,412	9,892
Regulatory deposits with central banks	262	286	186	209
Total cash and balances with central banks	71,353	30,129	62,754	25,436

Note 36. Notes to the cash flow statements (continued)

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $445 million (2020: $457 million) for the Group and $369 million (2020: $380 million) for the Parent Entity which are included in cash and balances with central banks.